RECEIVABLES AND ALLOWANCES FOR CREDIT LOSSES - Narrative (Details) - USD ($)		12 Months Ended
	May 23, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Past Due [Line Items]
Trade receivables		$ 538,177,000	$ 610,384,000
Accounts Receivable, Allowance for Credit Loss, Current		18,360,000	18,001,000	$ 21,416,000
Term of committed trade receivables arrangement	3 years
Receivables sold		3,900,000,000	2,800,000,000	1,300,000,000
Gross cash proceeds from sale of receivables	$ 206,900,000
Repayment of certain terminated facilities	39,300,000
Recourse trade receivable		255,000,000
Non-recourse trade receivable		30,000,000.0	30,000,000.0
Derecognized trade receivables under non-recourse facilitates		13,200,000	11,900,000
Derecognized trade receivables under facilitates with recourse provisions		246,800,000	237,200,000
Recourse liability		4,282,000	3,421,000
Fees associated with sale of receivables		14,600,000	5,300,000	$ 0
Other receivables		138,400,000	152,200,000
Net advances to growers		123,900,000	117,400,000
Including discontinued operations
Financing Receivable, Past Due [Line Items]
Recourse liability		4,800,000	4,500,000
VAT
Financing Receivable, Past Due [Line Items]
Other receivables		43,100,000	39,800,000
Other receivables, allowances for credit losses		14,700,000	11,700,000
Maximum
Financing Receivable, Past Due [Line Items]
Receivables sold	$ 255,000,000.0
Past Due
Financing Receivable, Past Due [Line Items]
Net advances to growers		$ 21,000,000.0	$ 12,900,000